Equipment Installment Plan Receivables - Gross Receivables by Credit Category (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	$ 974	$ 873
Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	921	827
Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	36	32
Equipment installment plan receivables, past due	17	14
Lower Risk
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	954	850
Lower Risk | Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	904	807
Lower Risk | Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	35	31
Equipment installment plan receivables, past due	15	12
Higher Risk
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	20	23
Higher Risk | Unbilled
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	17	20
Higher Risk | Billed
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	1	1
Equipment installment plan receivables, past due	$ 2	$ 2